FIRST INVESTORS CORPORATION
95 Wall Street
New York, New York 10005
(212) 858-8120


                                   May 1, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

                  Re:  First Investors Single Payment and Periodic
                           Payment Plans for Investment in First
                           Investors Fund For Income, Inc.
                           File Nos. 2-53010 and 811-1472

Gentlemen:

         Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), First Investors Corporation, sponsor of First Investors Single Payment and Periodic Payment Plans for Investment in First Investors Fund For Income, Inc. (the "Plan"), hereby certifies:

         (1) The form of Prospectus that would have been filed under Rule 497(b) of the Act would not have differed from that contained in Post-Effective
Amendment No. 30 to the Plan's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

         (2)  The  text  of   Post-Effective   Amendment   No.   30  was   filed
electronically with the Commission.

                                                Very truly yours,

                                                FIRST INVESTORS CORPORATION


                                                By: /s/Larry R. Lavoie
                                                    Larry R. Lavoie,
                                                    Secretary